Principal Accounting Policies - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Disposal of short-term investments		¥ (102,703)
Fair value change		703
Short-term Investments [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	¥ 32,000
Purchase of short-term investments	2,491,991	134,000
Disposal of short-term investments	(2,503,749)
Fair value change	11,288
Fair value of Level 3 financial asset and liability	31,530	32,000
Other financial assets [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	0	255,958
Disposal of other financial assets due to Termination Agreement		(256,000)
Fair value change		42
Fair value of Level 3 financial asset and liability		0
Warrant liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	0	(5,618)
Fair value change		5,644
Currency translation differences		(26)
Fair value of Level 3 financial asset and liability		¥ 0
Put Right Liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Grant of put right liabilities	124,321
Fair value change	(3,024)
Currency translation differences	(5,291)
Fair value of Level 3 financial asset and liability	¥ 116,006